Stockholders’ Deficit and Stock-Based Compensation - Schedule of RSU Activity and Related Information (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of Shares
Unvested beginning of period (in shares)	4,704	9,862
Granted (in shares)		3,151
Vested (in shares)		(8,052)
Forfeited (in shares)		(257)
Unvested end of period (in shares)		4,704
Weighted Average Grant Date Fair Value per Share
Unvested beginning of period (in dollars per share)	$ 154.00	$ 157.85
Granted (in dollars per share)		553.85
vested ( in dollars per share )		314.60
Forfeited (in dollars per share)		165.55
Unvested end of period (in dollars per share)		$ 154.00
Restricted stock units
Number of Shares
Unvested beginning of period (in shares)	4,704
Granted (in shares)	16,843
Vested (in shares)	(3,911)
Forfeited (in shares)	(936)
Unvested end of period (in shares)	16,700	4,704
Weighted Average Grant Date Fair Value per Share
Unvested beginning of period (in dollars per share)	$ 154.00
Granted (in dollars per share)	52.80
vested ( in dollars per share )	117.70
Forfeited (in dollars per share)	138.60
Unvested end of period (in dollars per share)	$ 64.90	$ 154.00